UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Triage Capital LF Group, LLC

Address:  401 City Avenue
          Suite 800
          Bala Cynwyd, Pennsylvania 19004

13F File Number: 28-11155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Leon Frenkel
Title:  Managing Member
Phone:  (610) 668-0404


Signature, Place and Date of Signing:

/s/ Leon Frenkel               Bala Cynwyd, Pennsylvania    August 11, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      28

Form 13F Information Table Value Total:  $78,482
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                    FORM 13F INFORMATION TABLE
                                                              Triage
                                                          June 30, 2005


  COLUMN 1                          COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6 COLUMN 7     COLUMN 8
                                                         MARKET                                            VOTING AUTHORITY
                                    TITLE OF             VALUE      SHRS OR    SH/  PUT/  INVSTMT  OTHR  SOLE      SHRD  NONE
NAME OF ISSUER                      CLASS     CUSIP      (x1000)    PRN AMT    PRN  CALL  DISCRTN  MGRS



AASTROM BIOSCIENCES INC             COM       00253U107      271       87,000   SH        SOLE              87,000
ABITIBI-CONSOLIDATED INC            COM         3924107      448      100,000   SH        SOLE             100,000
ALPHA NATURAL RESOURCES INC         COM       02076X102    3,479      145,697   SH        SOLE             145,697
CHICAGO MERCANTILE HLDGS INC        COM       167760907      360          100   SH  CALL  SOLE                 100
CHICO'S FAS INC                     COM       168615952       93          300   SH  PUT   SOLE                 300
CLEVELAND-CLIFFS INC                COM       185896107    8,459      146,459   SH        SOLE             146,459
CURAGEN CORP 4% 2/15/2011           NOTE      23126RAE1    1,301    1,740,000  PRN        SOLE           1,740,000
DELTA AIR LINES 8% 6/3/2023         NOTE      247361YP7    1,729    4,550,000  PRN        SOLE           4,550,000
ELAN CORP                           COM       284131958       43          500   SH  PUT   SOLE                 500
FOSTER WHEELER LTD                  WARRANT   G36535121    1,013       75,000   SH        SOLE              75,000
HAWAIIAN HOLDINGS INC               COM       419879101    1,674      413,418   SH        SOLE             413,418
INTERMUNE INC                       COM       45884X103    1,305      100,100   SH        SOLE             100,100
JAMES RIVER COAL CO                 COM NEW   470355207   15,923      459,534   SH        SOLE             459,534
KERR-MCGEE CORP                     COM       492386107    2,083       27,300   SH        SOLE              27,300
KRISPY KREME                        COM       501014954       50          300   SH  PUT   SOLE                 300
MCDERMOTT INTERNATIONAL INC         COM       580037109   10,323      491,550   SH        SOLE             491,550
MPOWER HOLDING CORP                 COM NEW   62473L309    2,514    1,758,200   SH        SOLE           1,758,200
NETWOLVES CORP                      COM       64120V102      171      426,468   SH        SOLE             426,468
PIONEER CO INC                      COM NEW   723643300    2,996      136,247   SH        SOLE             136,247
QUADRAMED CORP                      COM       74730W101    1,106      635,550   SH        SOLE             635,550
SALTON INC                          COM       795757103      114      100,000   SH        SOLE             100,000
STREICHER MOBILE FUELING, INC       COM       862924107       55       25,000   SH        SOLE              25,000
TRANSACTION SYSTEMS ARCHITECTS      COM       893416107    3,533      143,450   SH        SOLE             143,450
IONATRON                            COM       462070103    2,978      346,695   SH        SOLE             346,695
USG CORP                            COM NEW   903293405    8,280      194,825   SH        SOLE             194,825
US STEEL CORP                       COM       912909958       76          500   SH  PUT   SOLE                 500
WALTER INDUSTRIES INC               COM       93317Q105    6,870      170,890   SH        SOLE             170,890
WORLDGATE COMMUNICATIONS INC        COM       98156L307    1,236      381,608   SH        SOLE             381,608

                                                          78,482

03108.0006 #591333